Net Loss per Share (Tables)	6 Months Ended
Jun. 30, 2013
Net Loss per Share
Schedule of computation of basic and diluted net loss per share of common stock

 The following table sets forth the computation of the Company's basic and diluted net loss per share of common stock under the two-class method attributable to common stockholders during the years ended December 31, 2010, 2011, 2012 and the six months ended June 30, 2012 and 2013:

	Year ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
	(in thousands, except per share data)
				(unaudited)
Numerator:
Net loss	$(11,817)	$(22,606)	$(34,385)	$(16,583)	$(21,914)

Denominator:
Weighted-average common shares outstanding	2,338	2,489	2,934	2,797	11,725
Less: Weighted-average unvested common shares subject to repurchase or forfeiture	(366)	(215)	(128)	(142)	(253)

Weighted-average shares used in computing net loss per share of common stock, basic and diluted	1,972	2,274	2,806	2,655	11,472

Net loss per share of common stock, basic and diluted	$(5.99)	$(9.94)	$(12.26)	$(6.25)	$(1.91)

Schedule of potentially dilutive securities excluded from the diluted per share calculation

Potentially dilutive securities that were excluded from the diluted per share calculation because they would have been antidilutive were as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
				(unaudited)
Convertible preferred stock	21,245,808	25,033,684	25,876,142	25,876,142	—
Stock options to purchase common stock	2,350,977	4,587,344	6,581,481	6,372,867	7,891,581
Employee stock purchase plan	—	—	—	—	282,769
Common stock held in escrow	—	—	11,872	11,872	—
Common stock subject to repurchase	349,684	226,688	148,060	127,901	197,211
Restricted stock units	—	—	328,466	306,219	256,635

	23,946,469	29,847,716	32,946,021	32,695,001	8,628,196